SCHEDULE OF NET INCOME PER SHARE BEFORE AND AFTER THE RETROSPECTIVE ADJUSTMENTS (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Net income per share, basic	$ 0.08	$ 0.16	$ 0.08
Net income per share, diluted	$ 0.08	0.16	0.08
Previously Reported [Member]
Net income per share, basic		0.05	0.03
Net income per share, diluted		$ 0.05	$ 0.03